UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4888

DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/04

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS SHORT-INTERMEDIATE GOVERNMENT FUND

Statement of Investments
8/31/2004 (Unaudited)
	Prinicipal
	Amount ($)	Value ($)

Bonds and Notes - 75.9%

U.S. Government - 34.0%
U.S. Treasury Bonds,
11.625% 11/15/2004	23,211,000	23,690,539
U.S. Treasury Inflation Protected Securities:
3.625%, 1/15/2008	12,865,000 a	16,616,833
Coupon Strips:
0%, 10/15/2028	50,000 a,b	55,222
0%, 4/15/2029	50,000 a,b	54,329
Principal Strips,
0%, 4/15/2029	1,500,000 a	995,091
U.S. Treasury Notes:
1.5%, 3/31/2006	5,000,000	4,946,485
1.625%, 2/28/2006	35,000,000	34,729,310
3.125%, 5/15/2007	15,000,000	15,186,300
7.5%, 2/15/2005	23,211,000	23,821,217
		120,095,326
U.S. Government Agencies - 16.2%
Federal Home Loan Banks:
Bonds, Ser. 322, 3.25%, 8/15/2005	20,000,000	20,226,000
Bonds, Ser. 430, 2.875%, 9/15/2006	22,460,000 c	22,580,992
Federal National Mortgage Association,
Notes, 2.375%, 2/15/2007	14,445,000 c	14,303,829
		57,110,821

U.S. Government Agencies/Mortgage-Backed - 25.7%
Federal Home Loan Mortgage Corp.,
REMIC, Multiclass Mortgage Participation Ctfs.,
Structured Pass-Through Cfts.:
Ser. 2612, Cl. LJ, 4%, 7/15/2022	3,030,968		3,070,631
Ser. H005, Cl. A2, 2.55%, 8/15/2007	9,524,663	d	9,496,875
Ser. T-7, Cl. A6, 7.03%, 8/25/2028	2,682,571		2,774,557
Ser. T-22, Cl. A6, 7.05%, 11/25/2029	3,406,769		3,546,597
(Interest Only Obligation),
Ser. 2659, Cl. UB, 5.5%, 10/15/2021	10,000,000	b	1,073,808
Federal National Mortgage Association:
5%, 10/1/2017-6/1/2018	10,384,975		10,673,890
6.%, 10/1/2013	4,423,455		4,659,800
REMIC Trust, Gtd. Pass-Through Ctfs.,
Ser. 2003-54, Cl. PB, 4%, 9/25/2017	3,629,593		3,667,732
Whole Loan:
Ser. 2001-W1, Cl. AF6, 6.402%, 7/25/2031	2,791,075		2,834,320
Ser. 2001-W2, Cl. AF6, 6.089%, 10/25/2031	6,000,000		6,200,340
Government National Mortgage Association I:
6%	30,000,000	e	31,134,300
6%, 12/15/33 -8/15/34	5,840,144		6,072,427
U.S. Government Gtd. Development Participation Ctfs.,
(Gtd. By Small Business Administration)
Ser. 1997-20G, Cl. 1, 6.85%, 7/1/2017	5,175,470		5,598,176
			90,803,453

Total Bonds and Notes			268,009,600
(cost $266,621,373)

Short Term Investments - 25.7%
U.S. Government Agency - 17.0%
Federal Home Loan Mortgage Corp,
1.72%, 12/27/2004	15,000,000		14,916,150
Federal National Mortgage Association:
1.43%, 9/22/2004	15,100,000		15,087,404
1.52%, 10/27/2004	15,100,000		15,064,297
1.67%, 12/01/2004	15,000,000		14,936,679
			60,004,530
U.S. Treasury Bills - 8.7%
1.44%, 11/04/2004	4,000,000		3,989,600
1.44%, 11/18/2004	5,600,000		5,581,296
1.54%, 11/26/2004	13,600,000		13,549,272
1.54%, 12/2/2004	7,550,000		7,519,347
			30,639,515
Total Short Term Investments			90,644,045
(cost $90,647,591 )

Investment of Cash Collateral for Securities Loaned - 10.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $37,855,588)	37,855,588	f	37,855,588

Total Investment (cost $395,124,552)	112.3%		396,509,233
Liabilities, Less Cash and Receivables	(12.3)%		(43,362,647)
Net Assets	100.0%		353,146,586

a	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b	Notional face amount shown.
c	All or a portion of these securities are on loan. At August 31, 2004, the total market value of the fund's securities on loan is $36,884,821 and the total market value of the collateral held by the fund is $37,855,588.
d	Variable rate security-interest rate subject to periodic change.
e	Purchased on a forward commitment basis.
f	Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 14, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 14, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)